THE HUNTINGTON FUNDS
2960 North Meridian Street
Suite 300
Attn: Huntington Funds Officer
Indianapolis, Indiana 46208

OCTOBER 14, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         THE HUNTINGTON FUNDS (the “Trust” or “Registrant”)
Huntington Global Select Markets Fund
Class A Shares
Institutional Shares
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Post-Effective Amendment No. 66 under the Securities Act of 1933 and Amendment No. 67 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective 75 days after filing pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.  A Rule 485(a) filing is being made to add a new fund, Huntington Global Select Markets Fund, to the Trust.

This Trust may be marketed through banks, savings associations or credit unions.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Trust acknowledges the staff’s view that: the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-8157.

Very truly yours,

/s/ Leanna Norris
Leanna Norris
Senior Paralegal
Enclosures